TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.3%
Biotechnology — 13.3%
Berkeley Lights, Inc. (a)	9,819	$749,779
Guardant Health, Inc. (a)	6,068	678,281
Relay Therapeutics, Inc. (a)	15,383	655,162
		2,083,222
Computers — 17.1%
Crowdstrike Holdings, Inc. - Class A (a)	7,237	993,785
Varonis Systems, Inc. (a)	5,896	680,516
Zscaler, Inc. (a)	7,243	1,019,018
		2,693,319
Internet — 15.8%
Alphabet, Inc. - Class C (a)	320	470,272
Amazon.com, Inc. (a)	179	563,623
Anaplan, Inc. (a)	11,825	740,008
Okta, Inc. (a)	3,298	705,277
		2,479,180
Semiconductors — 12.7%
Advanced Micro Devices, Inc. (a)	9,168	751,684
NVIDIA Corp.	1,398	756,626
Xilinx, Inc.	4,721	492,117
		2,000,427
Software — 32.4% (b)
Datadog, Inc. - Class A (a)	9,027	922,198
Elastic N.V. (a)	5,892	635,688
Microsoft Corp.	2,305	484,811
salesforce.com, Inc. (a)	2,400	603,168
Schrodinger, Inc. (a)	9,105	432,578
ServiceNow, Inc. (a)	1,282	621,770
Twilio, Inc. - Class A (a)	3,219	795,383
Unity Software, Inc. (a)	6,919	603,890
		5,099,486
TOTAL COMMON STOCKS (Cost $11,821,090)		14,355,634

MONEY MARKET FUNDS — 8.7%
First American Treasury Obligations Fund - Class X, 0.06% (c)	1,364,250	1,364,250
TOTAL MONEY MARKET FUNDS (Cost $1,364,250)		1,364,250

TOTAL INVESTMENTS (Cost $13,185,340) — 100.0%		15,719,884
Other assets and liabilities, net — (0.0)% (d)		(7,376)
NET ASSETS — 100.0%		$15,712,508

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Less than (0.05)%

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of September 30, 2020:
TrueShares Technology, AI & Deep Learning ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$14,355,634	$-	$-	$14,355,634
Money Market Funds	1,364,250	-	-	1,364,250
Total Investments in Securities	$15,719,884	$-	$-	$15,719,884

* See the Schedule of Investments for industry classifications.

TrueShares ESG Active Opportunities ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,948,276	$-	$-	$5,948,276
Real Estate Investment Trusts	128,018	-	-	128,018
Money Market Funds	100,448	-	-	100,448
Total Investments in Securities	$6,176,742	$-	$-	$6,176,742

* See the Schedule of Investments for industry classifications.

TrueShares Structured Outcome (July) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$4,970	$-	$-	$4,970
U.S. Treasury Bills	-	5,618,757	-	5,618,757
Purchased Call Options	-	631,289	-	631,289
Total Investments - Assets	$4,970	$6,250,046	$-	$6,255,016
Other Financial Instruments - Liabilities:
Written Put Options	$-	$262,662	$-	$262,662

TrueShares Structured Outcome (August) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$118	$-	$-	$118
U.S. Treasury Bills	-	8,110,553	-	8,110,553
Purchased Call Options	-	643,866	-	643,866
Total Investments - Assets	$118	$8,754,419	$-	$8,754,537
Other Financial Instruments - Liabilities:
Written Put Options	$-	$497,169	$-	$497,169

TrueShares Structured Outcome (September) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$39,032	$-	$-	$39,032
U.S. Treasury Bills	-	11,226,815	-	11,226,815
Purchased Call Options	-	552,079	-	552,079
Total Investments - Assets	$39,032	$11,778,894	$-	$11,817,926
Other Financial Instruments - Liabilities:
Written Put Options	$-	$899,753	$-	$899,753